UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09090

AMERISTOCK MUTUAL FUND, INC.

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1 – Schedule of Investments.

AMERISTOCK

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Industry		Company	Symbol	Shares	Market Value

Common Stocks	100.74%

Capital Markets	3.06%	State Street Corp.	STT	141,000	$5,916,360

Commercial Banks	3.40%	PNC Financial Services Group Inc.	PNC	104,000	6,562,400

Communications Equipment	3.27%	Cisco Systems Inc.	CSCO	331,000	6,318,790

Computers & Peripherals	4.79%	Dell Inc.	DELL	467,000	4,604,620
		Hewlett-Packard Co.	HPQ	273,000	4,657,380

Diversified Financial Services	6.43%	Citigroup Inc.	C	190,400	6,229,888
		JPMorgan Chase & Co.	JPM	153,000	6,193,440

Electrical Utilities	6.25%	Edison International	EIX	134,000	6,122,460
		PPL Corp.	PPL	205,000	5,955,250

Electronic Equipment Instruments & Components	2.99%	Corning Inc.	GLW	439,000	5,772,850

Energy Equipment & Services	2.81%	Schlumberger Ltd.	SLB	75,000	5,424,750

Health Care Providers & Services	6.11%	CIGNA Corp.	CI	127,000	5,990,590
		UnitedHealth Group Inc.	UNH	105,000	5,818,050

Household Products	3.38%	Colgate-Palmolive Co.	CL	61,000	6,540,420

Industrial Conglomerates	3.32%	General Electric Co.	GE	283,000	6,426,930

Insurance	12.04%	ACE Ltd.	ACE	81,000	6,123,600
		Aon PLC	AON	115,000	6,013,350
		Loews Corp.	L	151,000	6,230,260
		MetLife Inc.	MET	142,000	4,893,320

IT Services	3.11%	International Business Machines Corp.	IBM	29,000	6,016,050

Leisure Equipment & Products	3.32%	Mattel Inc.	MAT	181,000	6,421,880

Media	3.38%	Time Warner Inc.	TWX	144,000	6,527,520

Multi-Utilities	2.97%	Sempra Energy	SRE	89,000	5,739,610

Oil Gas & Consumable Fuels	5.97%	ConocoPhillips	COP	85,000	4,860,300
		Exxon Mobil Corp.	XOM	73,000	6,675,850

Pharmaceuticals	3.07%	Johnson & Johnson	JNJ	86,000	5,926,260

Semiconductor Equipment	2.89%	Applied Materials Inc.	AMAT	500,000	5,582,500

Semiconductors	5.71%	Intel Corp.	INTC	232,000	5,261,760
		NVIDIA Corp.(a)	NVDA	433,000	5,776,220

Industry		Company	Symbol	Shares	Market Value
Software	6.29%	Microsoft Corp.	MSFT	206,000	$6,134,680
		Oracle Corp.	ORCL	191,000	6,014,590

Specialty Retail	6.18%	LVMH Moet Hennessy Louis Vuitton SA	MC FP	38,000	5,713,331
		TJX Cos. Inc.	TJX	139,000	6,225,810
Total Common Stocks	100.74%	(Cost $176,400,801)			$194,671,069
Total Investments	100.74%	(Cost $176,400,801)			$194,671,069
Liabilities in Excess of Other Assets	(0.74)%				(1,432,357)
Net Assets	100.00%	Equivalent to $38.47 per share on 5,022,459 shares of Capital Stock Outstanding			$193,238,712

(a) Non-Income Producing Security

See Notes to Quarterly Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities. The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be/is used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean of provided prices.

Securities having a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available, when securities are illiquid, or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2012 was as follows:

Gross Appreciation (excess of value over tax cost)	32,968,421
Gross Depreciation (excess of tax cost over value)	(14,698,153)
Net Unrealized Appreciation	18,270,268
Cost of Investments for Income Tax Purposes	176,400,801

3. FAIR VALUE MEASUREMENT

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$194,671,069	$–	$–	$194,671,069
Short -Term Bank Debt Instruments	$–	$–	$–	$–
TOTAL	$194,671,069	$–	$–	$194,671,069

*For detailed descriptions of industries, see the accompanying Schedule of Investments.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Treasurer (Principal Executive Officer)

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Treasurer (Principal Executive Officer)

Date:	November 27, 2012

By:	/s/ Howard Mah
Howard Mah
Principal Financial Officer

Date:	November 27, 2012